MANAGEMENT OF FINANCIAL RISK	12 Months Ended
Dec. 31, 2023
MANAGEMENT OF FINANCIAL RISK [abstract]
MANAGEMENT OF FINANCIAL RISK

28.   MANAGEMENT OF FINANCIAL RISK

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s policies on an ongoing basis.

The Company is exposed to certain financial risks, including credit risk, liquidity risk, currency risk, metal price risk, and interest rate risk.

(a)	Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. All our trade accounts receivables from concentrate sales are held with large international metals trading companies.

The Company’s cash and cash equivalents and short-term investments are held through large financial institutions.

These investments mature at various dates within three months.

The Company’s maximum exposure to credit risk as at December 31, 2023 and 2022 is as follows:

As at	December 31, 2023	December 31, 2022
Cash and cash equivalents	$128,148	$80,493
Trade and other receivables	69,529	68,165
Income tax receivable	6,283	718
Other non-current receivables	18,693	8,503
	$222,653	$157,879

The carrying amount of financial assets recorded in the financial statements represents the Company’s maximum exposure to credit risk. We limit our exposure to counterparty credit risk on cash and term deposits by only dealing with financial institutions with high credit ratings and through our investment policy of purchasing only instruments with a high credit rating. Materially all of the Company’s concentrates are sold to large, well-known concentrate buyers.

(b)	Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continually monitoring forecasted and actual cash flows. The Company has in place a planning and budgeting process to help determine the funds required to support its normal operating requirements and its development plans. The Company aims to maintain sufficient liquidity to meet its short term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and cash equivalents, and its committed and anticipated liabilities.

The Company had $213.1 million of liquidity comprised of cash and cash equivalents and undrawn credit facilities as at December 31, 2023. The Company believes that it has sufficient liquidity to meet the Company’s minimum obligations for at least the next 12 months from December 31, 2023.

Compania Minera Cuzcatlan S.A. de C.V. (“Minera Cuzcatlan”), the wholly owned subsidiary that operates the San Jose mine, has an ongoing legal proceeding (the “Mexican Legal Proceedings") over the 12-year extension of its Environmental Impact Authorization (“EIA”) with the Secretaría de Medio Ambiente y Recursos Naturales (“SEMARNAT”) after it annulled the mine’s EIA on January 5, 2023. Until there is a determination in the Mexican

Legal Proceedings, the San Jose mine continues to operate under the terms of the 12-year EIA due to a permanent injunction granted by the Mexican Federal Administrative Court (see Note 33).

Until the determination of the Mexican Legal Proceedings, the Company has agreed to certain temporary restrictions on its Amended Credit Facility and is required to have a positive unappealable decision in such proceedings prior to December 31, 2024. In the event such a decision is not received before December 31, 2024, an event of default would occur and the availability under the Amended Credit Facility would be reduced to nil. Management expects to receive either a positive unappealable decision or an additional extension from its lenders prior to December 31, 2024. In the event that the Company does not receive either a positive unappealable decision or an extension and an event of default occurs, the Company anticipates having sufficient liquidity to fulfill its financial obligations and settle any outstanding debt.

The Company manages its liquidity risk by continuously monitoring forecasted and actual cashflows. A rigorous reporting, planning and budgeting process is in place to help facilitate forecasting funding requirements, to support operations on an ongoing basis and expansion plans, if any.

As at December 31, 2023, the Company expects the following maturities of its financial liabilities, lease obligations, and other contractual commitments, excluding payments relating to interest:

	Expected payments due by year as at December 31, 2023
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$148,084	$-	$-	$-	$148,084
Debt	45,715	165,000	-	-	210,715
Income taxes payable	31,779	-	-	-	31,779
Lease obligations	20,339	39,775	4,902	6,457	71,473
Other liabilities	-	9,973	-	-	9,973
Closure and reclamation provisions	5,527	27,157	8,219	38,420	79,323
	$251,444	$241,905	$13,121	$44,877	$551,347

	Expected payments due by year as at December 31, 2022
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$111,896	$-	$-	$-	$111,896
Debt	-	225,940	-	-	225,940
Income taxes payable	11,589	-	-	-	11,589
Lease obligations	11,343	8,308	5,736	5,806	31,193
Other liabilities	-	2,596	-	-	2,596
Capital commitments, Séguéla	13,923	380	-	-	14,303
Closure and reclamation provisions	3,227	24,635	9,110	23,040	60,012
	$151,978	$261,859	$14,846	$28,846	$457,529

(c)	Currency risk

The Company is exposed to fluctuations in foreign exchange rates as a portion of our expenses are incurred in Canadian dollars, Peruvian soles, Argentine pesos, Mexican pesos, West Africa CFA francs, Australian dollars, and Euros. A significant change in the foreign exchange rates between the United States dollar relative to the other currencies could have a material effect on the Company’s profit or loss, financial position, or cash flows.

As at December 31, 2023 and 2022, the Company was exposed to currency risk through the following assets and liabilities denominated in foreign currencies:

	December 31, 2023
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos	West African CFA Francs	Australian Dollars	Euros
Cash and cash equivalents	480	6,871	8,798	1,092,738	39,898,039	48	-
Marketable securities	105	-	-	-	-	-	-
Restricted cash	-	-	-	-	573,830	-	-
Trade and VAT receivables	388	1,730	114,189	9,554,183	16,584,783	(117)	-
Income tax receivable	-	28,052	84,050	-	-	-	-
VAT - long term receivable	-	-	64,265	-	5,582,765	-	-
Trade and other payables	(18,669)	(51,327)	(174,021)	(6,605,563)	(18,465,087)	(1,259)	(2,535)
Provisions, current	-	(5,905)	(21,420)	(1,334,105)	-	-	-
Income tax payable	-	-	(28,094)	-	(2,136,164)	-	-
Other liabilities	(184)	-	(121,249)	-	-	-	-
Provisions, non-current	-	(13,879)	(107,576)	-	-	-	-
Total foreign currency exposure	(17,880)	(34,458)	(181,058)	2,707,253	42,038,166	(1,328)	(2,535)
US$ equivalent of foreign currency exposure	(13,516)	(9,280)	(10,718)	3,350	70,851	(905)	(2,802)

	December 31, 2022
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos	West African CFA Francs	Australian Dollars	Euros
Cash and cash equivalents	587	6,237	73,868	11,845	6,057,885	250	0
Marketable securities	105	-	-	-	-	-	-
Restricted cash	-	-	-	-	2,338,983	-	-
Trade and VAT receivables	215	3,317	73,868	2,062,918	12,979,116	(115)	-
Income tax receivable	-	28,137	13,900	-	-	-	-
VAT - long term receivable	-	-	70,520	-	-	-	-
Trade and other payables	(13,374)	(16,966)	(218,288)	(1,429,416)	(15,346,471)	(1,285)	(274)
Provisions, current	-	(8,123)	(11,729)	(387,883)	-	-	-
Income tax payable	51	-	(84,393)	-	(1,353,215)	-	-
Other liabilities	(177)	-	(9,708)	-	-	-	-
Provisions, non-current	-	(12,611)	(90,797)	-	-	-	-
Total foreign currency exposure	(12,593)	(9)	(182,759)	257,464	4,676,298	(1,150)	(274)
US$ equivalent of foreign currency exposure	(9,297)	(2)	(9,439)	1,436	7,416	(793)	(287)

Sensitivity as to change in foreign currency exchange rates on our foreign currency exposure as at December 31, 2023 is provided below:

		Effect on foreign
		denominated
Currency	Change	items
Mexican pesos	+/- 10%	$974
Peruvian soles	+/- 10%	$844
Argentine pesos	+/- 10%	$305
Canadian dollars	+/- 10%	$1,229
West African CFA francs	+/- 10%	$6,441
Australian dollars	+/- 10%	$82
Euros	+/- 10%	$255

Due to the volatility of the exchange rate for Argentine Peso, the Company is applying additional measures in cash management to minimize potential losses arising from the conversion of funds. As discussed in Note 28(f), with the capital controls in effect, the Company is required to convert the equivalent value of foreign currency received from the proceeds of the sale of all gold doré from the Lindero Mine.

(d)	Metal Price Risk

The Company is exposed to metal price risk with respect to the sales of silver, gold, lead, and zinc concentrates. The following table summarizes the effect on provisionally priced sales and accounts receivables of a 10% change in metal prices from the prices used at December 31, 2023:

Metal	Change	Effect on Sales
Silver	+/- 10%	$433
Gold	+/- 10%	$246
Lead	+/- 10%	$488
Zinc	+/- 10%	$449

During the year ended December 31, 2023, the Company recognized negative sales adjustments of $0.7 million
(December 31, 2022 – negative $1.5 million) as a result of changes in metal prices on the final settlement or during the quotational period.

From time to time, the Company mitigates the price risk associated with its base metal production by entering into forward sale and collar contracts for some of its forecasted base metal production and non-metal commodities (see Note 20).

(e)	Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Currently, the Company’s interest rate exposure mainly relates to interest earned on its cash, cash equivalent, and short-term investment balances, interest paid on its SOFR-based debt and the mark-to-market value of derivative instruments which depend on interest rates.

(f)	Capital Management

The Company’s objective when managing its capital is to maintain its ability to continue as a going concern while at the same time maximizing the growth of its business and providing returns to its shareholders. The Company manages its capital structure and makes adjustments based on changes to its economic environment and the risk characteristics of the Company’s assets.

Effective December 23, 2019, changes to Argentina’s tax laws proposed by the new Argentine Government were implemented. The changes ratified and extended legislation which was to expire on December 31, 2019 and allow the Argentine Central Bank to regulate funds coming into and flowing out of Argentina in order to maintain stability and support the economic recovery of the country. These capital controls, together with additional temporary controls enacted on May 29, 2020, have the effect of requiring exporters to convert the equivalent value of foreign currency received from the export into Argentine Pesos; requiring the prior consent of the Argentine Central Bank to the payment of cash dividends and distributions of currency out of Argentina; requiring Argentine companies to convert foreign currency loans received from abroad into Argentine Pesos; and restricting the sale of Argentine Pesos for foreign currency. These changes have since been ratified and extended legislation to December 31, 2025.

The Company’s capital requirement is effectively managed based on the Company having a thorough reporting, planning and forecasting process to help identify the funds required to ensure the Company is able to meet its operating and growth objectives.

The Company’s capital structure consists of equity comprising of share capital, reserves and retained earnings as well as debt facilities, equipment financing obligations less cash, cash equivalents and short-term investments.

	December 31, 2023	December 31, 2022
Equity	$1,238,367	$1,244,756
Debt	206,847	219,175
Lease obligations	57,401	21,346
Less: cash and cash equivalents	(128,148)	(80,493)
	$1,374,467	$1,404,784

Other than the restrictions related to capital controls, and complying with the debt covenants under the Company’s Amended Credit Facility, the Company is not subject to any externally imposed capital requirements. As at December 31, 2023 and 2022, the Company was in compliance with its debt covenants.